Leases (Details Narrative) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases		$ 5,322	$ 7,144	$ 7,888
Additions to right-of-use assets		$ 3,018	1,105	$ 0
Formosa And San Lorenzo [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received					$ 1,109
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract		43 years 3 months 18 days
Additions to right-of-use assets		$ 0	0
Land [member] | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract		6 months
Land [member] | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract		3 years 10 months 24 days
Liquid Barges [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		$ 2,683	$ 0
Information about nature of lessee's leasing activities	a five year finance leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023
Number of periodic payments	60	60
Frequency of periodic payments	monthly	monthly
Installment	$ 26	$ 26
Information about lessee's exposure arising from extension options and termination options	the ability to exercise the purchase option of these barges or extend the term of the finance leasing contract.